FINANCIAL RISK MANAGEMENT, Fair Value Measurement Hierarchy and Estimates (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value [Abstract]
Derivative financial instruments	$ 0	$ 373,058
Other financial assets at fair value through profit or loss	2,120,788	0
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	47,966,663	52,437,993
2018 Note [Member]
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	40,976,742
Fair Value	37,583,947
Fair Value [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	3,176,316	1,401,763
Derivative financial instruments		373,058
Other financial assets at fair value through profit or loss	2,120,788
Total	5,297,104	1,774,821
Fair Value [Member] | Level 1 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	3,176,316	1,401,763
Derivative financial instruments		0
Other financial assets at fair value through profit or loss	2,120,788
Total	5,297,104	1,401,763
Fair Value [Member] | Level 2 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Derivative financial instruments		373,058
Other financial assets at fair value through profit or loss	0
Total	0	373,058
Fair Value [Member] | Level 3 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Derivative financial instruments		0
Other financial assets at fair value through profit or loss	0
Total	$ 0	$ 0